Net Asset Value Per Share - Summary of the Plan's Investment with a Reported NAV (Detail) - EBP 006 [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 3,750,364	$ 3,497,057
Asset allocation fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[1],[2]	$ 798,105	706,878
Redemption Frequency	[1]	Daily
Other Redemption Restrictions	[1]	None
Redemption Notice Period	[1]	Daily
Intermediate-Term Bond [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[2],[3]	$ 89,345	81,948
Redemption Frequency	[3]	Daily
Other Redemption Restrictions	[3]	None
Redemption Notice Period	[3]	Daily
Multiple Investment Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[2],[4]	$ 215,872	208,681
Redemption Frequency	[4]	Daily
Other Redemption Restrictions	[4]	None
Redemption Notice Period	[4]	Daily
Mid-Cap Value Equity Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[2],[5]	$ 1,153,058	1,103,870
Redemption Frequency	[5]	Daily
Other Redemption Restrictions	[5]	None
Redemption Notice Period	[5]	Daily
International Large Blend Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[2],[6]	$ 380,712	329,063
Redemption Frequency	[6]	Daily
Other Redemption Restrictions	[6]	None
Redemption Notice Period	[6]	Daily
Small-Cap Value Equity Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[2],[7]	$ 25,987	30,919
Redemption Frequency	[7]	Daily
Other Redemption Restrictions	[7]	None
Redemption Notice Period	[7]	Daily
Large-Cap Value Equity Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[2],[8]	$ 137,065	$ 120,014
Redemption Frequency	[8]	Daily
Other Redemption Restrictions	[8]	None
Redemption Notice Period	[8]	Daily

[1]	The asset allocation fund uses a strategy designed for investors expecting to retire around the year indicated in each fund’s name, with the allocation changing on an annual basis, becoming more conservative as the Fund nears the target retirement date. The funds invest in a combination of equity, fixed income and short-term JPMorgan Chase Bank, N.A Commingled Pension Trust Funds and/or funds maintained by unaffiliated banks and trust companies, which includes vehicles with lower levels of active risk.
[2]	The fair values of the investments have been estimated using the NAV of the investment.
[3]	Intermediate-term bond funds aim to generate excess return from top-down sector allocation and bottom-up subsector/security selection. Duration and yield curve are tactically managed.
[4]	Multiple investment trust is a combination of funds including large cap growth equity trust, mid cap value equity trust, small cap value equity trust, value yield equity trust, global growth equity trust and real estate securities trust.
[5]	Mid-cap value equity trust invests its assets in a majority of equity securities of medium-sized companies.
[6]	International Large Blend Trust measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
[7]	Small-cap value equity trust invests its assets in a majority of equity securities of small-sized companies.
[8]	Large-cap value equity trust invests its assets in a majority of equity securities of large, well-established companies.